Related Party Transacations (Tables)	9 Months Ended
Jul. 31, 2013
Related Party Transactions [Abstract]
Schedule of related party transactions	Advances consisted of the following:
	July 31, 2013	October 31, 2012

Proceeds	$8,850	$-
Repayments	(2,500)	---

	$6,350	$-